Financial assets and financial liabilities - Financial liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Financial liabilities	R$ 664,128	R$ 550,842
Current	352,007	179,317
Non-current	312,121	371,525
Amortized cost Category | Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	32,240	29,978
Amortized cost Category | Short term loans and financing
Disclosure of financial liabilities [line items]
Financial liabilities	151,757
Amortized cost Category | Lease liabilities Member
Disclosure of financial liabilities [line items]
Financial liabilities	149,353	103,188
Amortized cost Category | Prepayments from customers
Disclosure of financial liabilities [line items]
Financial liabilities	9,657	3,186
Amortized cost Category | Accounts payable from acquisition of subsidiaries
Disclosure of financial liabilities [line items]
Financial liabilities	274,861	379,540
At FVPL | Share-based compensation
Disclosure of financial liabilities [line items]
Financial liabilities	R$ 46,260	R$ 34,950